Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 78.0%
Debt Funds - 16.7%
MFS Total Return Bond Series, Class I	1,245,873	$17,205,504
Total Debt Funds		17,205,504
Equity Funds - 61.3%
American Century VP Mid Capital Value, Class I	223,452	3,943,931
American Century VP Value Fund, Class I	1,051,141	9,775,609
Invesco VI International Growth Fund, Class I	74,760	2,926,101
MFS Growth Series	234,891	16,052,448
MFS VIT II - International Intrinsic Value Portfolio, Class I	307,170	9,783,355
MFS VIT II Blended Research Core Equity Portfolio, Class I	77,747	3,980,665
MFS VIT Mid Capital Growth Series	274,165	3,004,847
Putnam VT Equity Income	620,192	13,805,468
Total Equity Funds		63,272,424
Total Variable Insurance Trusts (Cost - $66,674,271)		80,477,928
Exchange Traded Funds - 17.1%
Debt Funds - 6.5%
iShares Broad USD High Yield Corporate Bond ETF	48,987	1,933,517
iShares Core Total USD Bond Market ETF	35,291	1,919,125
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	52,387	2,876,570
Total Debt Funds		6,729,212
Equity Funds - 10.6%
iShares Core MSCI Emerging Markets ETF	18,593	981,710
iShares MSCI EAFE Value ETF	72,171	2,912,100
iShares Russell 1000 Growth ETF	13,897	3,014,120
iShares Russell 2000 ETF	26,617	3,986,961
Total Equity Funds		10,894,891
Total Exchange Traded Funds (Cost - $15,287,137)		17,624,103
Short-Term Investments - 3.6%
Money Market Funds - 3.6%
Dreyfus Government Cash Management, 0.02%(a)	3,705,183	3,705,183
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	5,394	5,394
Total Short-Term Investments (Cost - $3,710,577)		3,710,577

	Shares/ Principal	Fair Value
Total Investments - 98.7% (Cost - $85,671,985)		$101,812,608
Other Assets Less Liabilities - Net 1.3%		1,355,592
Total Net Assets - 100.0%		$103,168,200

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	17	12/18/2020	$1,278,740	$(12,915)
MSCI EAFE Future	Goldman Sachs & Co.	39	12/18/2020	3,613,740	57,140
MSCI Emerging Market Index Future	Goldman Sachs & Co.	10	12/18/2020	544,250	(1,765)
S&P 500 E-Mini Future	Goldman Sachs & Co.	56	12/18/2020	9,385,600	(115,235)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	17	12/18/2020	3,155,030	(27,160)

Total Net Unrealized Depreciation on Futures Contracts					$(99,935)